Share-Based Compensation - Schedule of Non Vested Share Option Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Option [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	6,808,475	9,700,553
Weighted Average Grant-Date Fair Value, Beginning	$ 5.21	$ 4.19
Non-vested, Granted	805,889	3,539,627
Weighted Average Grant-Date Fair Value, Granted	$ 9.49	$ 6.55
Non-vested, Vested	(1,914,905)	(2,779,542)
Weighted Average Grant-Date Fair Value, Vested	$ 3.68	$ 3.81
Non-vested, Exercised		(148,434)
Weighted Average Grant-Date Fair Value, Exercised		$ 4.41
Non-vested, Cancelled/forfeited	(124,823)	(397,909)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 5.61	$ 4.66
Non-vested Ending	5,574,636	9,914,295
Weighted Average Grant-Date Fair Value, Ending	$ 6.35	$ 5.11
Restricted Share Unit [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	4,211,661	3,668,839
Weighted Average Grant-Date Fair Value, Beginning	$ 5.97	$ 4.86
Non-vested, Granted	648,510	2,711,130
Weighted Average Grant-Date Fair Value, Granted	$ 9.55	$ 6.72
Non-vested, Vested	(473,761)	(941,877)
Weighted Average Grant-Date Fair Value, Vested	$ 5.07	$ 5.21
Non-vested, Cancelled/forfeited	(70,965)	(38,891)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 6.13	$ 6.01
Non-vested Ending	4,315,445	5,399,201
Weighted Average Grant-Date Fair Value, Ending	$ 6.6	$ 5.69
Restricted Share Award [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	1,295,450	2,590,904
Weighted Average Grant-Date Fair Value, Beginning	$ 2.85	$ 2.85
Non-vested, Granted	2,401,884	496,219
Weighted Average Grant-Date Fair Value, Granted	$ 9.61	$ 6.66
Non-vested, Vested	(3,697,334)	(1,791,669)
Weighted Average Grant-Date Fair Value, Vested	$ 7.24	$ 3.91
Non-vested, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Non-vested Ending		1,295,454
Weighted Average Grant-Date Fair Value, Ending		$ 2.85